Leases - Future minimum lease payments for operating leases (Details) $ in Thousands	Dec. 31, 2019 USD ($)
Leases
2020	$ 21,178
2021	17,854
2022	15,378
2023	12,816
2024	10,476
2025 & Thereafter	25,460
Total operating lease payments	103,162
Less imputed interest	(16,843)
Total	$ 86,319